Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Prepaid service fee	8,049	7,906	1,104
VAT and other surcharges	2,641	2,929	409
Deferred offering expenses	—	1,958	273
Deposit	1,443	919	128
Contract assets	353	558	78
Prepaid media cost	736	927	129
Others	1,042	1,306	181
Total prepayments and other current assets	14,264	16,503	2,302